Note 29 - Commitments	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of commitments [text block]

29.    Commitments

a)	Purchase contracts

On December 31, 2024, the Company was a party to operating purchase contracts, measured at nominal value in accordance with the contracts:

Nature of supplier	1 year	2 - 3 years	4 - 5 years	Total
Carbon credits	1,017	2,034	593	3,644
Energy acquisition	24	55	-	79

b)	Social projects

The Company maintains social programs aimed at promoting community well-being and sustainable development, reaffirming its commitment to social responsibility and positive impact in its areas of operation. Below, we present the main programs:

●    Microcredit Program: In 2022, Sigma established the largest microcredit program in Brazil, which has been targeted for female entrepreneurs in the Jequitinhonha Valley region. Through this program, the Company encourages sustainable development by providing microcredit loans of R$2,000 per person and providing mentorship programs.

●   Zero Drought for Small Holder Farmers Program: The Company announced during its participation at COP-27 in Egypt its “Zero Drought for Smallholder Farmers” program, a climate mitigation initiative of building 2,000 rainwater capture basins for smallholder family farmers in the municipalities of Itinga and Araçuaí in the Jequitinhonha Valley. The Company is delivering the structures to the municipalities as a donation, which are currently being built via third-party contractors under the supervision of Sigma Lithium’s ESG teams. There was no amount charged as expense for the year ended December 31, 2024 ($909 for the year ended December 31, 2023).

●   Water For All Program: Additionally, the Company is committed to donate water tanks as a further climate mitigation initiative, aimed to increase water security for communities in the Jequitinhonha Valley, The Company is also committed to maintain water supply of the tanks by providing water trucks year-round, enhancing water security for the communities. The amount charged as expense in the year ended December 31, 2024 was $68 ($842 for the year ended December 31, 2023).

●   Zero Hunger Action: The Company continued with the food basket donations in 2024. The amount charged as expense in the year ended December 31, 2024 is $60 ($157 for the year ended December 31, 2023).

●    Being a Child Program: During 2024, the Company committed to a series of initiatives to help promote sustainable development in the communities of Poço Dantas, Ponte do Piauí and Taquaral Seco. Additionally, the Company refurbished an outdoor sports court, which will help promote sports in the community. Finally, the Company is also implementing after-school programs in these facilities

As of December 31, 2024, the Company does not have non-cancelable contracts or agreements related to its social programs